Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 12 INCOME TAXES

For the years ended December 31, 2021 and 2020, the Company did not record a provision for income taxes.

	2021	2020
Deferred provision – federal	$3,372	$498
Deferred provision – state	1,613	231
	4,985	729
Net change to valuation allowance	(4,985)	(729)
Total provision for income taxes	$—	$—

A reconciliation of income taxes at the statutory federal income tax rate to the effective income tax rate for the years ended December 31, 2021 and 2020 is as follows:

	2021	2020
Statutory U.S. tax rate	21.0%	21.0%
State taxes, net of federal benefit	7.0	7.0
Equity-based compensation	(0.1)	(3.3)
Tax effects of pass-through entities	—	(16.4)
Fair value adjustments on convertible debentures	(14.9)	—
Other	—	0.1
Valuation allowance	(13.0)	(8.4)
Effective tax rate	—%	—%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The components of the net deferred tax asset were as follows:

	2021	2020
Deferred tax assets:
Accrued compensation	$38	$54
Net operating loss carryforwards	7,885	2,874
Property and equipment	130	125
Issuance fees on convertible debentures	25	—
Gross deferred tax assets	8,078	3,053
Valuation allowance	(8,027)	(3,043)
Total deferred tax assets	51	10
Deferred tax liabilities:
Prepaid expenses	(51)	(10)
Deferred tax liabilities	(51)	(10)
Net deferred tax asset	$—	$—

As of December 31, 2021 and 2020, the Company recorded a full valuation allowance to offset net deferred tax assets as the Company believes it is not more likely than not that the net deferred tax assets will be fully realizable. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, the net deferred tax assets are fully offset by a valuation allowance as of December 31, 2021 and 2020.

As of December 31, 2021, the Company had accumulated federal losses for tax purposes of $30,154, which can be offset against future taxable income. Of this federal net loss carryforward, $1,642 in losses will begin to expire in 2036 and $28,512 in losses can be carried forward indefinitely. As of December 31, 2021, the Company had net accumulated state losses for tax purposes of $21,664, which will begin to expire in 2033. Net operating losses are not limited by Internal Revenue Code Section 382 limits as a more than 50% ownership change has not occurred.